STOCK OPTIONS (Narrative) (Details) - USD ($)		12 Months Ended
	Jun. 07, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based compensation to directors and officers		$ 36,433	$ 250,819	$ 64,403
Total unrecognized compensation cost related to non-vested stock options		$ 33,883	$ 70,551
Stock options exercise price			$ 0.07
Directors, officers and third parties [Member] | Stock options [Member]
Number of shares authorized to grant		6,620,230
June 7, 2017 [Member] | Stock options [Member]
Stock options granted	4,630,000
Stock options exercise price	$ 0.07
Number of options vested	1,543,333
Exercise period	5 years
June 7, 2018 [Member] | Stock options [Member]
Number of options vested	1,543,333
June 7, 2019 [Member] | Stock options [Member]
Number of options vested	1,543,333